LONG-TERM INVESTMENTS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
LONG-TERM INVESTMENTS
Beginning balance		Rp 1,839	Rp 1,789
Additions (deductions)		84	18
Share of net profit (loss)	$ 4	53	61	Rp 88
Dividend	(1)	(9)	(28)	(23)
Share of other comprehensive income		(14)	1
Ending balance		1,953	1,839	1,789
Beginning balance		309	58
Adjustment on Initial application of IFRS 9		69
Additions (deductions)		253	251
Changes of Fair Value, net		78
Share of other comprehensive income			0
Ending balance		709	309	58
Beginning balance		2,148	1,847
Adjustment on Initial application of IFRS 9		69
Additions (Deductions)		337	269
Changes of Fair Value		78
Ending balance	$ 185	Rp 2,662	Rp 2,148	1,847
Tiphone
LONG-TERM INVESTMENTS
Percentage of ownership	24.00%	24.00%	24.00%
Beginning balance		Rp 1,539	Rp 1,488
Share of net profit (loss)		87	80
Dividend		(9)	(28)
Share of other comprehensive income		(15)	1
Ending balance		Rp 1,602	Rp 1,539	1,488
Indonusa
LONG-TERM INVESTMENTS
Percentage of ownership	20.00%	20.00%	20.00%
Beginning balance		Rp 221	Rp 221
Share of net profit (loss)		(11)
Ending balance		Rp 210	Rp 221	221
Teltranet
LONG-TERM INVESTMENTS
Percentage of ownership	51.00%	51.00%	51.00%
Beginning balance		Rp 18	Rp 38
Share of net profit (loss)		(19)	(20)
Share of other comprehensive income		1
Ending balance		Rp 0	Rp 18	38
ILCS
LONG-TERM INVESTMENTS
Percentage of ownership	49.00%	49.00%	49.00%
Beginning balance		Rp 43	Rp 42
Share of net profit (loss)		1	1
Dividend		0
Share of other comprehensive income		0
Ending balance		Rp 44	Rp 43	Rp 42
GSN
LONG-TERM INVESTMENTS
Percentage of ownership	45.00%	45.00%	45.00%
Beginning balance		Rp 14
Additions (deductions)			Rp 14
Share of net profit (loss)		0	0
Ending balance		14	14
Others
LONG-TERM INVESTMENTS
Beginning balance		4
Additions (deductions)		84	4
Share of net profit (loss)		(5)	0
Dividend		0
Share of other comprehensive income		0	0
Ending balance		Rp 83	Rp 4
Minimum | Others
LONG-TERM INVESTMENTS
Percentage of ownership	25.00%	25.00%	25.00%
Maximum | Others
LONG-TERM INVESTMENTS
Percentage of ownership	32.00%	32.00%	49.00%